Note 13 - Lease (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Lease, Expense	$ 725	$ 878	$ 816
Short-term Lease, Cost	20	$ 0	$ 0
Short-term Lease Commitment, Amount	$ 29
UNITED STATES
Lessee, Operating Lease, Remaining Lease Term (Year)	4 years 7 days
CHINA
Lessee, Operating Lease, Remaining Lease Term (Year)	3 months 18 days